Income Taxes (Movement of valuation allowance of deferred tax assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Abstract]
Balance as of January 1	¥ 7,101	$ 1,096	¥ 5,569	¥ 1,743
Current year addition/(reduction)	(2,425)	(374)	1,532	3,826
Balance as of December 31	¥ 4,676	$ 722	¥ 7,101	¥ 5,569